Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$225,552,888.41	0.5813219	$203,922,083.03	0.5255724	$21,630,805.38
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$358,622,888.41	0.3067591	$336,992,083.03	0.2882565	$21,630,805.38

Weighted Avg. Coupon (WAC)	3.03%		3.03%
Weighted Avg. Remaining Maturity (WARM)	33.00		32.12
Pool Receivables Balance	$409,737,403.79		$387,480,858.06
Remaining Number of Receivables	39,038		37,982

Adjusted Pool Balance	$399,391,133.88		$377,760,328.50

III. COLLECTIONS

Principal:
Principal Collections	$21,282,528.71
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$552,510.76
Total Principal Collections	$21,835,039.47

Interest:
Interest Collections	$1,022,025.12
Late Fees & Other Charges	$45,228.99
Interest on Repurchase Principal	$-
Total Interest Collections	$1,067,254.11

Collection Account Interest	$14,810.10
Reserve Account Interest	$2,251.46
Servicer Advances	$-

Total Collections	$22,919,355.14

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$22,919,355.14
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$22,919,355.14

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$341,447.84	$-	$341,447.84	341,447.84
	Collection Account Interest					$14,810.10
	Late Fees & Other Charges					$45,228.99
Total due to Servicer						$401,486.93

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$210,516.03		$210,516.03
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$303,657.36		$303,657.36	303,657.36

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$22,109,121.85

7.	Regular Principal Distribution Amount:					21,630,805.38

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$21,630,805.38
	Class A-4 Notes				$-
	Class A Notes Total:		$21,630,805.38		$21,630,805.38
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$21,630,805.38		$21,630,805.38

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					478,316.47

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,346,269.91
Beginning Period Amount	$10,346,269.91
Current Period Amortization	$625,740.35
Ending Period Required Amount	$9,720,529.56
Ending Period Amount	$9,720,529.56
Next Distribution Date Required Amount	$9,115,826.04

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	10.21%	10.79%	10.79%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.60%	37,450	97.95%	$379,555,687.41
30 - 60 Days	1.09%	414	1.57%	$6,081,161.60
61 - 90 Days	0.27%	101	0.40%	$1,535,123.89
91-120 Days	0.04%	17	0.08%	$308,885.16
121 + Days	0.00%	0	0.00%	$-
Total		37,982		$387,480,858.06

Delinquent Receivables 30+ Days Past Due
Current Period	1.40%	532	2.05%	$7,925,170.65
1st Preceding Collection Period	1.40%	547	2.04%	$8,347,527.36
2nd Preceding Collection Period	1.34%	534	1.91%	$8,239,879.57
3rd Preceding Collection Period	1.34%	547	1.85%	$8,426,811.18
Four-Month Average	1.37%		1.96%

Repossession in Current Period		45		$571,449.91
Repossession Inventory		106		$496,109.27

Current Charge-Offs
Gross Principal of Charge-Offs				$974,017.02
Recoveries				$(552,510.76)
Net Loss				$421,506.26

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.23%

Average Pool Balance for Current Period				$398,609,130.93

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.27%
1st Preceding Collection Period				1.26%
2nd Preceding Collection Period				0.80%
3rd Preceding Collection Period				0.29%
Four-Month Average				0.90%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		74	2,121	$32,878,816.39
Recoveries		69	1,878	$(17,172,037.09)
Net Loss				$15,706,779.30
Cumulative Net Loss as a % of Initial Pool Balance				1.27%

Net Loss for Receivables that have experienced a Net Loss *		54	1,671	$15,731,105.39
Average Net Loss for Receivables that have experienced a Net Loss				$9,414.19

Principal Balance of Extensions				$1,906,771.65
Number of Extensions				124

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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